CONVERTIBLE NOTE (Details)					12 Months Ended
	Feb. 11, 2026 shares	Dec. 18, 2025 USD ($)	Sep. 22, 2025 USD ($)	Jun. 22, 2025 USD ($) tranche installment day	Dec. 31, 2025 USD ($) shares
CONVERTIBLE NOTE (Details) [Line Items]
Number of installments (in installment) | installment				2
Initial closing amount				$ 1,500,000
Effectiveness an initial resale				$ 500,000
Weighted average prices percent				120.00%
Floating price percentage				93.00%
Number of trading days (in day) | day				10
Convertible notes					$ 40,746
Subsequent Event [Member]
CONVERTIBLE NOTE (Details) [Line Items]
Pre delivery shares (in Shares) | shares	150,000
Investor [Member]
CONVERTIBLE NOTE (Details) [Line Items]
Pre-funded warrants (in Shares) | shares					150,000
Investor [Member] | Subsequent Event [Member]
CONVERTIBLE NOTE (Details) [Line Items]
Pre-funded warrants (in Shares) | shares	150,000
Purchase Agreement [Member]
CONVERTIBLE NOTE (Details) [Line Items]
Issued amount				$ 6,000,000
Securities Purchase Agreement [Member]
CONVERTIBLE NOTE (Details) [Line Items]
Issued amount				$ 6,000,000
Number of tranches (in tranche) | tranche				3
First Tranche [Member]
CONVERTIBLE NOTE (Details) [Line Items]
Issued amount				$ 2,000,000
Initial principal amount			$ 1,500,000
Total gross proceeds			$ 1,380,000
Pre delivery shares (in Shares) | shares					50,000
Second Tranche [Member]
CONVERTIBLE NOTE (Details) [Line Items]
Issued amount				2,000,000
Initial principal amount		$ 500,000
Total gross proceeds		$ 425,000
Third Tranche [Member]
CONVERTIBLE NOTE (Details) [Line Items]
Issued amount				$ 2,000,000